LEASES - Right of use Assets (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 59,754	$ 60,082	$ 58,941
Addition to the right-of-use assets		7,300	47,200	$ 1,200
Asia Freeport Holdings Pte. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets additions		4,800
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	59,754	60,082	$ 58,941
Investment property | Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,372	5,547
Addition to the right-of-use assets	$ 3,058	$ 863